Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Entity File Number	001-12138
Entity Registrant Name	CANADIAN NATURAL RESOURCES LIMITED
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	2100
Entity Address, Address Line Two	855-2nd Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 4J8
City Area Code	403
Local Phone Number	517-7345
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CNQ
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,102,636,000
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001017413
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System